Consolidated Statement of Financial Position - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Assets
Property, plant and equipment	€ 17,467	€ 18,601
Investments in associates	8	107
Investments in financial assets	621
Non-current assets	18,096	18,708
Other taxes	555	421
Prepayments and other receivables	3,404	3,762
Cash and cash equivalents	187,524	75,838
Current assets	191,483	80,021
Total assets	209,579	98,729
Shareholders' equity
Share capital	2,995	2,165
Share premium	398,309	288,757
Reserves	30,299	23,916
Accumulated deficit	(317,770)	(257,747)
Equity attributable to owners of the Company	113,833	57,091
Non-controlling interests.	(604)	(545)
Total equity	113,229	56,546
Liabilities
Borrowings	39,319	16,189
Lease liabilities	14,748	15,693
Deferred income	14,687
Non-current liabilities	68,754	31,882
Borrowings	4,771	1,135
Lease liabilities	1,534	1,260
Derivative financial instruments	3,995	839
Trade payables	191	221
Social security and other taxes	1,230	22
Pension premiums		6
Deferred income	5,115	700
Other current liabilities	10,760	6,118
Current liabilities	27,596	10,301
Total liabilities	96,350	42,183
Total equity and liabilities	€ 209,579	€ 98,729